Property, Plant and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment	$ 400,414		$ 926,117
Depreciation expenses	186,658	$ 121,126
Depreciation expenses